SCHEDULE OF DETAILED INFORMATION ABOUT LOSS PER SHARE (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Issued Common Shares, Balance at the beginning of the year	173,993	170,483
Warrant Exercises		8,526
Treasury Return		(1,049)
Purchase of Shares	(974)
Release of Shares	4,267
Issuance of Shares	379	21
Exercise of Options	462	220
Weighted-average numbers of Common Shares	178,127	178,201
Loss per share
Basic earnings (loss) per share	$ (0.15)	$ (0.12)
Diluted earnings (loss) per share	$ (0.15)	$ (0.12)